UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-4019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven M. Friedman
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven M. Friedman        New York, New York    February 6, 2008
       ------------------------   ------------------------  ----------------
             [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   77
                                               -------------
                                                      70,728
Form 13F Information Table Value Total:        -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5     COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

Aes Corp                          Common Stock   00130H105   1,925    90,000 SH       SOLE                 90,000
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AT & T Inc                        Common Stock   00206R102   1,039    25,000 SH       SOLE                 25,000
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Altria Group Inc                  Common Stock   02209S103   2,267    30,000 SH       SOLE                 30,000
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Amerisourcebergen Corp            Common Stock   03073E105     785    17,500 SH       SOLE                 17,500
-----------------------------------------------------------------------------------------------------------------------------------
America Movil Sab De CV         Spon ADR L SHS   02364W105     407     6,623 SH       DEFINED               6,623
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp               Class A        029912201     506    11,875 SH       DEFINED              11,875
-----------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp New                 Class A        032095101     404     8,703 SH       DEFINED               8,703
-----------------------------------------------------------------------------------------------------------------------------------
Annaly Cap Mgmt Inc               Common Stock   035710409   2,727   150,000 SH       SOLE                150,000
-----------------------------------------------------------------------------------------------------------------------------------
Apple, Inc                        Common Stock   037833100     422     2,132 SH       DEFINED               2,132
-----------------------------------------------------------------------------------------------------------------------------------
Aruba Networks Inc                Common Stock   043176106     414    27,747 SH       DEFINED              27,747
-----------------------------------------------------------------------------------------------------------------------------------
Atheros Communications Inc        Common Stock   04743P108     405    13,258 SH       DEFINED              13,258
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk Inc                      Common Stock   052769106     400     8,033 SH       DEFINED               8,033
-----------------------------------------------------------------------------------------------------------------------------------
BMC Software Inc                  Common Stock   055921100     347     9,732 SH       DEFINED               9,732
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Belden Inc                        Common Stock   077454106     485    10,899 SH       DEFINED              10,899
-----------------------------------------------------------------------------------------------------------------------------------
Canon Inc                         ADR            138006309   2,062    45,000 SH       SOLE                 45,000
-----------------------------------------------------------------------------------------------------------------------------------
Capstead Mtg Corp                 Com No Par     14067E506   5,949   451,000 SH       SOLE                451,000
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp New                      Class A        124857103     551    20,600 SH       SOLE                 20,600
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Citadel Broadcasting Corp         Common Stock   17285T106     155    75,000 SH       SOLE                 75,000
-----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co                      Common Stock   191216100   4,050    66,000 SH       SOLE                 66,000
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp New                  Class A SPL    20030N200     644    35,530 SH       SOLE                 35,530
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Commvault Systems Inc             Common Stock   204166102     353    16,671 SH       DEFINED              16,671
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Covidien Ltd                      Common Stock   G2552X108     764    17,250 SH       SOLE                 17,250
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Cypress Semiconductor Corp        Common Stock   232806109     402    11,168 SH       DEFINED              11,168
-----------------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories Inc            Common Stock   25659T107     417     8,385 SH       DEFINED               8,385
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Double-Take Software Inc          Common Stock   258598101     369    16,981 SH       DEFINED              16,981
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Exide Technologies            Common Stock New   302051206      80    10,000 SH       SOLE                 10,000
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Electronic Arts Inc               Common Stock   285512109     399     6,832 SH       DEFINED               6,832
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Freeport-McMoran Copper & Gold    Common Stock   35671D857     615     6,000 SH       SOLE                  6,000
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F5 Networks Inc                   Common Stock   315616102     357    12,514 SH       DEFINED              12,514
-----------------------------------------------------------------------------------------------------------------------------------
Focus Media Hldg Ltd              Spon ADR       34415V109     351     6,176 SH       DEFINED               6,176
-----------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler Ltd                SHS New        G36535139   1,938    12,500 SH       SOLE                 12,500
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General Cable Corp Del New        Common Stock   369300108     485     6,621 SH       DEFINED               6,621
-----------------------------------------------------------------------------------------------------------------------------------
Gentek Inc                    Common Stock New   37245X203      16       534 SH       SOLE                    534
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Goldman Sachs Group Inc           Common Stock   38141G104     774     3,600 SH       SOLE                  3,600
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Google Inc                        Class A        38259P508     408       590 SH       DEFINED                 590
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Halliburton Co                    Common Stock   406216101     379    10,000 SH       SOLE                 10,000
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Hewlett Packard Co                Common Stock   428236103     482     9,558 SH       DEFINED               9,558
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Informatica Corp                  Common Stock   45666Q102     358    19,878 SH       DEFINED              19,878
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Ishares Trust                   DJ Broker-Deal   464288794     767    15,000 SH       SOLE                 15,000
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Intel Corp                        Common Stock   458140100     405    15,194 SH       DEFINED              15,194
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Johnson & Johnson                 Common Stock   478160104   3,368    50,500 SH       SOLE                 50,500
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JP Morgan Chase & Co              Common Stock   46625H100   2,270    52,000 SH       SOLE                 52,000
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Kaiser Aluminum Corp             Com Par $0.01   483007704     994    12,500 SH       SOLE                 12,500
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KBR Inc                           Common Stock   48242W106     776    20,000 SH       SOLE                 20,000
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McAffee Inc                       Common Stock   579064106     495    13,193 SH       DEFINED              13,193
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MFA Mtg Invts Inc                 Common Stock   55272X102     786    85,000 SH       SOLE                 85,000
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Microsoft Corp                    Common Stock   594918104     404    11,341 SH       DEFINED              11,341
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Monsanto Co New                   Common Stock   61166W101     726     6,500 SH       SOLE                  6,500
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NBTY Inc                          Common Stock   628782104     274    10,000 SH       SOLE                 10,000
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Nexcen Brands Inc                 Common Stock   653351106     675   139,500 SH       SOLE                139,500
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Netgear Inc                       Common Stock   64111Q104     417    11,690 SH       DEFINED              11,690
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Omniture Inc                      Common Stock   68212S109     313     9,392 SH       DEFINED               9,392
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Polycom Inc                       Common Stock   73172K104     365    13,143 SH       DEFINED              13,143
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Quanta Svcs Inc                   Common Stock   74762E102     357    13,588 SH       DEFINED              13,588
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Reliance Steel & Aluminum Co      Common Stock   759509102     558    10,300 SH       SOLE                 10,300
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Riverbed Technology Inc           Common Stock   768573107     530    19,814 SH       DEFINED              19,814
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Seacor Holdings Inc               Common Stock   811904101   4,220    45,500 SH       SOLE                 45,500
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Shaw Group Inc                    Common Stock   820280105     308     5,100 SH       SOLE                  5,100
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Sina Corp                         Common Stock   G81477104     494    11,153 SH       DEFINED              11,153
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SLM Corp                          Common Stock   78442P106     554    27,500 SH       SOLE                 27,500
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Sothebys                          Common Stock   835898107     762    20,000 SH       SOLE                 20,000
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Silicon Laboratories Inc          Common Stock   826919102     508    13,585 SH       DEFINED              13,585
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Synaptics Inc                     Common Stock   87157D109     477    11,580 SH       DEFINED              11,580
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Spdr Series Trust                 KB Ins Etf     78464A789   1,055    20,000 SH       SOLE                 20,000
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Spdr Tr                           Unit Ser 1     78462F103   7,311    50,000 SH       SOLE                 50,000
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Take-Two Interactive Software     Common Stock   874054109     499    27,020 SH       DEFINED              27,020
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Terex Corp New                    Common Stock   880779103     492     7,500 SH       SOLE                  7,500
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Tessera Technologies Inc          Common Stock   88164L100     404     9,723 SH       DEFINED               9,723
-----------------------------------------------------------------------------------------------------------------------------------
Thornburg Mtg Inc                 Common Stock   885218107      34       500 SH       SOLE                    500
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Time Warner Inc                   Common Stock   887317105     413    25,000 SH       SOLE                 25,000
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Time Warner Cable Inc             Class A        88732J108     414    15,000 SH       SOLE                 15,000
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Titan Intl Inc Ill                Common Stock   88830M102   1,094    35,000 SH       SOLE                 35,000
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Town Sports Intl Hldgs Inc        Common Stock   89214A102     830    86,801 SH       SOLE                 86,801
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United Westn Bancorp Inc          Common Stock   913201109     500    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
Verisign Inc                      Common Stock   92343E102     501    13,311 SH       DEFINED              13,311
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Westwood One Inc                  Common Stock   961815107     199   100,000 SH       SOLE                100,000
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Zilog Inc                        Com Par $0.01   989524301     288    82,641 SH       SOLE                 82,641
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